Financial Obligations	12 Months Ended
Dec. 31, 2013
Financial Obligations
Financial Obligations

(15)                Financial Obligations

In July 2011, the Company sold certain newly purchased equipments (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In November 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 to a related party controlled by Yingli Group for cash consideration of RMB 99,000 and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971, which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

In August 2013, the Company sold certain machinery and equipments with carrying amount of RMB99,321 (US$16,407) to a related party controlled by Yingli Group for cash consideration of RMB100,000 (US$16,519) and simultaneously entered into a eight-year contract to lease back the assets from the related party. The remaining useful lives of leased machinery and equipment were approximately 8-10 years. Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eight years and is entitled to obtain the ownership of these machinery and equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a profit of approximately RMB679 (US$112), which is being deferred and amortized in the consolidated statements of comprehensive loss over the remaining useful lives of the leased assets.

As of December 31, 2012 and 2013, the gross amount of the equipment and related depreciation recorded under capital lease were as follows:

	Year ended December 31,
	2012	2013
	RMB	RMB	US$

Equipment	196,301	422,502	69,792
Less: accumulated depreciation	(13,595)	(36,041)	(5,954)
Net Value	182,706	386,461	63,838

As of December 31, 2013, future minimum payments required under non-cancellable sale-leaseback are:

	RMB	US$
Year ended December 31,
2014	73,138	12,081
2015	70,492	11,644
2016	62,310	10,293
2017	44,479	7,347
2018	43,227	7,141
Thereafter	156,480	25,849
Total minimum lease payments	450,126	74,355
Less: Amount representing interest	118,909	19,642
Present value of net minimum lease payments	331,217	54,713
Current portion	49,127	8,115
Non-current portion	282,090	46,598